Taxation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation [Abstract]
Profit before income taxes	$ (10,040)	$ 5,255	$ 1,646
Income tax (expense) income computed at the statutory income tax rate at 25%	2,510	(1,314)	(412)
Non-deductible expenses	(2,698)	(491)	(166)
Non-taxation income	68	414	1,300
Preferential rate	(324)	400	(423)
Current and deferred tax rate differences	55	310	790
Foreign rate differences	(426)	560	292
Change of valuation allowance	(1,039)	(2,529)	(1,643)
Taxable income	(215)
Deferred tax		74
Interest expense	(250)	(83)	(5)
Income tax expense	$ (2,319)	$ (2,659)	$ (851)